Disposals (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary of net assets disposed

The net assets disposed and gain on the above transactions as of their closing date are as follows:

Year ended December 31,
(millions of U.S. dollars)	2024
Consideration received or receivable:
Cash and cash equivalents	297
Fair value of contingent consideration	88
Total consideration	385
Trade and other receivables	(23)
Prepaid expenses and other current assets	(24)
Software	(25)
Goodwill	(87)
Other non-current assets	(17)
Total assets	(176)
Deferred revenue	2
Total liabilities	2
Net assets disposed	(174)
Other	(15)
Gain on sale before income tax	196